Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	HEALTH REVENUE ASSURANCE HOLDINGS, INC.
Entity Central Index Key	0001514443
Amendment Flag	true
Amendment Description

EXPLANATORY NOTE

This Registration Statement contains one prospectus as set forth below:

●

Resale Prospectus. A prospectus to be used for the resale by selling stockholders of up to 5,125,000 shares of common stock issued in exchange for compensation to consultants for services performed for the company.

Document Type	S-1
Document Period End Date	Sep. 30, 2013
Entity Filer Category	Smaller Reporting Company